Loans and borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
Non-current liabilities
Borrowings from a non-controlling interest shareholder	¥ 4,310	¥ 6,533	¥ 7,215
Current liabilities
Current portion of borrowings from a non-controlling interest shareholder	2,155	726
Other borrowings	564,800
Total borrowings	¥ 566,955	¥ 726